Fair Value Measurements - Schedule of Liabilities Measured at Fair Value (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value Disclosures [Abstract]
Current maturities on long-term debt	$ 14,050		$ 21,330		$ 52,500
Long-term debt	1,629,489		1,802,644		1,365,387
Long-term obligations	1,671,114	[1]	1,862,091	[2],[3]	1,468,543
Current and long term debt					1,417,887
Derivative financial instruments			1,880	[4],[5]
Derivative financial instruments	$ 347	[6]

[1]	Reflected at carrying value in the unaudited condensed consolidated balance sheet as current maturities on long-term debt of $14,050 and long-term debt of $1,629,489 as of September 30, 2013.
[2]	Reflected at carrying value in the consolidated balance sheet as current maturities on long-term debt of $21,330 and long-term debt of $1,802,644. As of December 31, 2011, the carrying value and fair value of long-term obligations, including the current portion, was $1,417,887 and $1,468,543, respectively.
[3]	Reflected at carrying value in the unaudited condensed consolidated balance sheet as current maturities on long-term debt of $21,330 and long-term debt of $1,802,644 as of December 31, 2012.
[4]	Reflected at fair value in the consolidated balance sheet as other liabilities of $1,880.
[5]	Reflected at fair value in the unaudited condensed consolidated balance sheet as other liabilities of $1,880 at December 31, 2012.
[6]	Reflected at fair value in the unaudited condensed consolidated balance sheet as other assets of $347. There were no transfers between Levels 1, 2 or 3 during the three or nine months ended September 30, 2013.